March 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:       City National Rochdale Funds: Registration Statement on Form N-14 (File No. 333-191513)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing Pre-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto.  The Registration Statement relates to the proposed reorganization of the City National Rochdale Alternative Total Return Fund LLC, a Delaware Limited Liability Company, with and into the City National Rochdale Fixed Income Opportunities Fund, a series of the Trust.

Please call the undersigned at (617) 951-8567 or with any comments or questions relating to the filing.

Sincerely,

/s/Paul Raymond
Paul Raymond